Details of Significant Accounts - Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from contracts with customers	$ 47,300	$ 40,760	$ 29,873
At a point in time
Revenue
Revenue from contracts with customers	8,566	8,892	10,729
Over time
Revenue
Revenue from contracts with customers	38,734	31,868	19,144
United States
Revenue
Revenue from contracts with customers	24,291	20,173	14,965
United States | At a point in time
Revenue
Revenue from contracts with customers	5,126	5,114	5,711
United States | Over time
Revenue
Revenue from contracts with customers	19,165	15,059	9,254
Japan
Revenue
Revenue from contracts with customers	4,717	4,520	3,236
Japan | At a point in time
Revenue
Revenue from contracts with customers	871	676	961
Japan | Over time
Revenue
Revenue from contracts with customers	3,846	3,844	2,275
France
Revenue
Revenue from contracts with customers	3,431	3,206	3,219
France | At a point in time
Revenue
Revenue from contracts with customers	590	771	1,102
France | Over time
Revenue
Revenue from contracts with customers	2,841	2,435	2,117
Others
Revenue
Revenue from contracts with customers	14,861	12,861	8,453
Others | At a point in time
Revenue
Revenue from contracts with customers	1,979	2,331	2,955
Others | Over time
Revenue
Revenue from contracts with customers	$ 12,882	$ 10,530	$ 5,498